Victory Capital Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%		9.23%
Lipper Global Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.12%	8.82%		8.27%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.40%	10.05%		8.96%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.03%	8.09%		7.41%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.71%	7.59%		6.95%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	10.17%	9.03%

[1]	Inception date of Institutional Shares is August 7, 2015.